TRADE AND OTHER PAYABLES, PROVISIONS AND OTHER LONG-TERM LIABILITIES	12 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES, PROVISIONS AND OTHER LONG-TERM LIABILITIES	TRADE AND OTHER PAYABLES, PROVISIONS AND OTHER LONG-TERM LIABILITIES
Trade and other payables

	2026	2025
	US$	US$
Current
Trade payables	8,746,938	6,004,071
Accruals	1,687,214	1,307,087
Other payables	15,635	178,239
Total trade and other payables	10,449,787	7,489,397
Provisions
The current provisions balance of $738,039 (2025: $467,001) represents the Group's best estimate of employee entitlement obligations, including annual leave and other short-term benefit accruals that are expected to be settled within twelve months of the reporting date.
Other Long-term liabilities
The other long-term liability of $333,000 (2025: $700,000) relates to the remaining deferred consideration payable in connection with the Group's acquisition of exclusive intellectual property rights from Blacksand Technology, LLC. See Note 10 for further discussion.